WARRANT LIABILITY	12 Months Ended
Dec. 31, 2012
WARRANT LIABILITY
WARRANT LIABILITY

15. WARRANT LIABILITY

The warrants issued in relation to the long-term debt (Note 10) have been classified as a current liability from the issuance date under ASC subtopic 480, Distinguishing Liabilities from Equity: Overall, as holders are entitled to exercise them into Series C convertible redeemable preferred shares, Series E convertible redeemable preferred shares and Series F convertible redeemable preferred shares at US$0.081128308, US$0.190850707, and US$0.49768225, respectively, which are contingently redeemable upon a deemed liquidation event. Losses of RMB44,268 from the change in fair market value of the warrants were recognized in the consolidated statement of comprehensive loss for the year ended December 31, 2010.

All warrants were exercised on December 8, 2010 at no consideration as a result of a concession by the Company to induce exercise and 12,452,848 Class A ordinary shares were issued to the holders of the warrants. The fair value of the warrants as of December 8, 2010 was equal to the fair value of the equivalent number of the Company’s ordinary shares, which was measured at the IPO price of US$0.7111 per share.